Investment in Affiliated Company, Net (Tables)	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Summary of Observable Inputs Used in Valuatiom of Option Transaction Asset

The following table summarizes the observable inputs used in the valuation of the Option Transaction asset as of the Closing Date:

As of Closing Date
Share price (U.S. dollars)	$5,385
Exercise price (U.S. dollars)	$5,423
Expected volatility	137.2%
Risk-free interest rate	2.44%
Dividend yield	-
Expected term (years)	0.16

Schedule of Investment in Affiliated Company

The following tabular presentation reflects the Investment in affiliated company:

As of December 31, 2019
Investment in affiliated company, net (1)	$(447,621)
Non-current loans (2)	447,621
Total Investment in affiliated company, net	$-

(1)	The investment in affiliated company as follows:

Investment in Affiliated Company
As of the Closing Date	$1,345,180
Less amortization of In-Process Research and Development asset	(1,345,180)
Less accumulated net losses	(447,621)
As of December 31, 2019	$(447,621)

(2)	As part of the Joint Venture Agreement, during the year ended December 31, 2019, the Company provided Breakthrough with an interest-free loan with no maturity date in total amount of $447,621. Following the reduction of the investment in affiliated company to zero amount, the Company considered to recognized additional losses to other investments (non-current loans) based on the seniority of such other investments and the percentage ownership interest applicable for such other investment.